Fair Values - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Impaired financing receivable, carrying value	$ 112,300,000	$ 137,200,000
Partial charge-offs on impaired loans	63,300,000	105,100,000
Allowance for loans individually evaluated for impairment	10,451,000	8,276,000
Book value of impaired loans carried at fair value	41,000,000	59,000,000
Impaired loans carried at fair value	33,800,000	53,900,000
Partial charge-Offs on impaired loans carried at fair value	49,000,000	91,600,000
Impaired Financing Receivable, Related Allowance	10,451,000	8,276,000
Remaining amount of impaired loans carried at cost	71,300,000	78,200,000
Impaired Financing Receivable, carried at fair value, related expense	8,100,000	16,000,000	37,400,000
MSR recorded at lower of cost or fair value	9,013,000	7,763,000	9,301,000	10,488,000
Mortgage Servicing Rights, at fair value	2,300,000
Valuation allowance of MSR	1,031,000	2,324,000	1,021,000	748,000
MSRs recorded at cost	6,700,000
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	1,293,000	(1,303,000)	(273,000)
Other Real Estate, Foreclosed Assets, and Repossessed Assets	34,636,000	35,718,000
Percent of OREO held at fair value	53.49%	55.00%
Estimated fair value of other real estate owned (OREO)	18,500,000	19,900,000
OREO devaluations	3,180,000	6,872,000	8,219,000
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	7,200,000	5,100,000
Financing Receivable, not collateral dependent [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	$ 3,300,000	$ 3,176,000